Business Combinations - Additional Information (Detail) - USD ($)					12 Months Ended
	Aug. 09, 2016	Apr. 28, 2014	Jun. 10, 2013	Jan. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Jun. 30, 2016	Mar. 31, 2016
Business Acquisition [Line Items]
Payments to acquire business					$ 0	[1]	$ 224,250,000	[1],[2]	$ 0	[2]
Blair | Subsequent Event
Business Acquisition [Line Items]
Payments to acquire business	$ 75,000,000
Business acquisition, maximum contingent earnout consideration to pay	$ 10,000,000
Blair | Subsequent Event | Common Units
Business Acquisition [Line Items]
Business acquisition, number of shares issued	7,053,292
Augusta
Business Acquisition [Line Items]
Payments to acquire business		$ 224,250,000		$ 37,500,000
Number of shares acquired		390,000
Acquisition related costs							$ 768,000		451,000
Ownership percentage		98.00%			98.00%						98.00%	98.00%
Sponsor's Noncontrolling Interest		2.00%
Augusta | Preferred Units
Business Acquisition [Line Items]
Number of shares acquired				100,000
Augusta | Class B Units
Business Acquisition [Line Items]
Business acquisition, number of shares issued				3,750,000
Augusta | Common Units
Business Acquisition [Line Items]
Preferred equity interest converted (in shares)		100,000
D&I Silica, LLC
Business Acquisition [Line Items]
Payments to acquire business			$ 95,159,000
Business acquisition, number of shares issued			1,578,947
Acquisition related costs									$ 1,728,000
Common units acquired, value			$ 37,358,000
Total purchase price			$ 132,517,000

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.